Losses per Share	12 Months Ended
Dec. 31, 2011
Losses per Share (Abstract)
Losses per Share
12.        Losses per Share:

The Company calculates basic and diluted losses per share as follows:
	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Loss:
Net loss	$(58,415)	$(5,131)	$(69,559)

Basic loss per share:
Weighted average common shares outstanding, basic	60,873,421	$61,489,162	71,047,277
Basic loss per share	$(0.96)	$(0.08)	$(0.98)

Effect of dilutive securities:
Dilutive effect of Warrants and non-vested shares	-	-	-
Weighted average common shares outstanding, diluted	60,873,421	61,489,162	71,047,277
Diluted loss per share	$(0.96)	$(0.08)	$(0.98)

Warrants: Each warrant entitled the registered holder to purchase one share of common stock at a price of $8.00 per share. On March 15, 2010, 5,916,150 outstanding warrants expired and ceased trading on the Nasdaq Global Market, consequently as of December 31, 2010 there were no warrants outstanding. The weighted average diluted common shares outstanding for the years ended December 31, 2009, 2010 and 2011 are not included in the diluted earnings per share calculation because their effect would be anti-dilutive.